Equity (Details) - Schedule of share capital - Common Shares [Member] ₪ in Thousands, shares in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪) shares
Equity (Details) - Schedule of share capital [Line Items]
Number of shares, Authorized	1,000,000	1,000,000	250,000	250,000
Number of shares, Issued and paid	316,443	316,443	82,599	82,599
Amount, Authorized (in New Shekels) | ₪		₪ 1,000,000		₪ 250,000
Amount, Issued and paid (in Dollars) | $	$ 93,021		$ 22,802